PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2022
BP Brazil US Subco LLC
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled (%)	100.00%
Brookfield Power US Holding America Co.
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled (%)	100.00%
Isagen S.A. E.S.P.
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled (%)	99.70%
TerraForm Power Parent, LLC
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled (%)	100.00%